Loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Loss per share [Abstract]
Loss attributable to shareholders	$ (5,649)	$ (441)	$ (24,315)	$ (5,870)
Weighted average number of shares in issue (in shares)	52,020,849	52,020,849	52,020,849	52,020,849
Basic earnings /(loss) per share (in dollars per share)	$ (0.11)	$ (0.01)	$ (0.47)	$ (0.11)
Diluted earnings/(loss) per share (in dollars per share)	$ (0.11)	$ (0.01)	$ (0.47)	$ (0.11)